Allowance for expected credit losses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Premiums receivable & Funds held by ceding companies	$ 884.4
Reinsurance recoverable on unpaid and paid loss	507.6	$ 484.2
MGU Trade receivables	17.3
Total	1,409.3
Premiums receivable & Funds held by ceding companies	11.3
Reinsurance recoverable on unpaid and paid loss	4.5
MGU trade receivables	0.4
Total	16.2
Increase to allowance	$ 1.3
AM Best, A- Rating
Financing Receivable, Allowance for Credit Loss [Line Items]
Percent of reinsurance recoverable rated by agencies	0.64
Standard & Poor's, A- Rating
Financing Receivable, Allowance for Credit Loss [Line Items]
Percent of reinsurance recoverable rated by agencies	0.66